Financial Instruments and Financial Risk Management - Schedule of Carrying Value of the Financial Instruments (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value assets	$ 389,758
Financial instruments at fair value liabilities	605,234	$ 945,096
Investment in Psyence Labs Ltd [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value assets		745,000
Level 1 [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value assets	389,758
Financial instruments at fair value liabilities	605,234	200,096
Level 1 [Member] | Investment in Psyence Labs Ltd [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value assets
Level 2 [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value assets
Financial instruments at fair value liabilities		745,000
Level 2 [Member] | Investment in Psyence Labs Ltd [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value assets		745,000
Level 3 [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value assets
Financial instruments at fair value liabilities
Level 3 [Member] | Investment in Psyence Labs Ltd [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value assets
Warrant Liabilities [Member] | Derivative warrant liabilities – public warrants [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value liabilities	215,476	200,096
Warrant Liabilities [Member] | Level 1 [Member] | Derivative warrant liabilities – public warrants [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value liabilities	215,476	200,096
Warrant Liabilities [Member] | Level 2 [Member] | Derivative warrant liabilities – public warrants [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value liabilities
Warrant Liabilities [Member] | Level 3 [Member] | Derivative warrant liabilities – public warrants [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value liabilities